T. ROWE PRICE NATURAL RESOURCES ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
AGRICULTURE 27.7%
Agricultural Products 13.7%
Archer-Daniels-Midland	46,148	3,355
Bunge Global	16,331	2,077
Corteva	75,327	6,306
Muyuan Foods, Class A (CNY)	339,900	2,064
United Plantations (MYR)	185,300	1,559
		15,361
Fertilizers & Agricultural Chemicals 7.7%
CF Industries Holdings	7,420	963
K&S (EUR)	41,536	790
Mosaic	39,429	1,006
Nutrien (CAD) (1)	62,726	4,735
Yara International (NOK)	18,427	1,077
		8,571
Packaged Foods & Meats 6.3%
Mowi (NOK)	92,284	2,099
Muyuan Foods, Class H (HKD) (2)	134,400	648
Salmar (NOK)	26,423	1,547
Tyson Foods, Class A	43,595	2,793
		7,087
Total Agriculture		31,019
COMMODITY INDUSTRIALS 1.1%
Construction Materials 1.1%
Knife River (2)	9,020	736
Vulcan Materials	1,667	454
Total Commodity Industrials		1,190
EXPLORATION & PRODUCTION 14.6%
OUS Oil & Gas Exploration & Production 8.4%
ARC Resources (CAD)	58,568	1,219
Canadian Natural Resources (CAD)	59,784	2,916
Headwater Exploration (CAD) (1)	96,963	896
Kelt Exploration (CAD) (1)(2)	97,675	658
PrairieSky Royalty (CAD)	15,354	355
Tamarack Valley Energy (CAD) (1)	63,626	526
Tourmaline Oil (CAD)	19,143	916
Var Energi (NOK)	148,535	765
Woodside Energy Group (AUD)	48,009	1,139
		9,390

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
U.S. Mixed Exploration & Production 2.1%
EQT	17,529	1,116
Range Resources	15,865	717
Viper Energy, Class A	11,395	535
		2,368
U.S. Oil Exploration & Production 4.1%
ConocoPhillips	18,492	2,441
Diamondback Energy	4,292	849
Ovintiv	21,818	1,295
		4,585
Total Exploration & Production		16,343
INTEGRATEDS 21.0%
Integrated Oil & Gas 21.0%
BP (GBP)	129,654	1,015
Cenovus Energy (CAD) (1)	76,855	2,040
Chevron	22,021	4,556
Exxon Mobil	35,063	5,949
Shell (GBP)	108,286	5,015
Suncor Energy (CAD)	38,921	2,574
TotalEnergies (EUR)	25,734	2,362
Total Integrateds		23,511
METALS & MINING 30.3%
Coal & Consumable Fuels 3.1%
Cameco (CAD)	18,496	2,012
Uranium Energy (2)	81,849	1,105
Warrior Met Coal	3,847	358
		3,475
Diversified Metals & Mining 13.9%
Anglo American (GBP)	17,849	766
BHP Group (AUD)	83,577	3,024
Firefly Aerospace (2)	3,720	106
First Quantum Minerals (CAD) (2)	37,621	899
Freeport-McMoRan	41,417	2,435
Glencore (GBP) (2)	317,835	2,407
Ivanhoe Electric (2)	28,223	334
MP Materials (1)(2)	10,494	506
NGEx Minerals (CAD) (1)(2)	35,398	644
Rio Tinto (GBP)	11,841	1,099
Southern Copper	4,874	839
USA Rare Earth (2)	9,781	148
Vale, ADR	52,809	840
Zijin Mining Group, Class A (CNY)	307,000	1,495
		15,542

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
Precious Metals & Minerals 13.3%
Agnico Eagle Mines (CAD)	17,270	3,505
Anglogold Ashanti (ZAR)	5,686	567
Artemis Gold (CAD) (2)	30,847	837
Barrick Mining (CAD)	26,376	1,078
Capricorn Metals (AUD)	48,008	380
Emerald Resources (AUD) (2)	147,079	565
Franco-Nevada (CAD)	7,683	1,902
G Mining Ventures (CAD) (1)(2)	28,170	989
Gold Fields (ZAR)	12,616	580
Hemlo Mining (CAD) (2)	48,138	225
OR Royalties (CAD)	26,369	1,004
Skeena Resources (CAD) (2)	32,514	968
Snowline Gold (CAD) (1)(2)	57,482	574
Wheaton Precious Metals (CAD)	10,297	1,352
Zijin Gold International (HKD) (2)	19,400	441
		14,967
Total Metals & Mining		33,984
OTHER 4.6%
Building Products 0.9%
UFP Industries	11,129	1,025
		1,025
Paper & Forest Products 3.7%
Stora Enso, Class R (EUR) (1)	97,736	1,148
UPM-Kymmene (EUR)	55,288	1,730
West Fraser Timber (CAD)	19,519	1,275
		4,153
Total Other		5,178
Total Common Stocks (Cost $104,048)		111,225
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 3.60% (3)	570,893	571
Total Short-Term Investments (Cost $571)		571

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4)	188,147	188
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		188
Total Securities Lending Collateral (Cost $188)		188
Total Investments in Securities 100.0% of Net Assets (Cost $104,807)		$111,984
Other Assets Less Liabilities (0.0%)		(6)
Net Assets 100.0%		$111,978

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2026.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit
NOK	Norwegian Krone
ZAR	South African Rand

T. ROWE PRICE NATURAL RESOURCES ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$149	¤	¤	$188
	Total			$188^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $188.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NATURAL RESOURCES ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Natural Resources ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE NATURAL RESOURCES ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$42,844	$68,381	$—	$111,225
Short-Term Investments	571	—	—	571
Securities Lending Collateral	188	—	—	188
Total	$43,603	$68,381	$—	$111,984
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE NATURAL RESOURCES ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1192-054Q1
03/26